Investments in Associates and Joint Ventures - Summary of analysis of assets and liabilities of significant associates and joint ventures (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) Rate	Dec. 31, 2024 USD ($) Rate	Dec. 31, 2023 USD ($) Rate	Dec. 31, 2022 USD ($)
Disclosure of YPF EE [Line Items]
Total non-current assets	$ 22,962	$ 22,598	$ 20,601
Cash and cash equivalents	933	1,118	1,123	$ 773
Total current assets	6,477	6,793	4,434
TOTAL ASSETS	29,439	29,391	25,035
Total non-current liabilities	10,952	8,845	11,064
Total current liabilities	7,443	8,676	4,920
Total liabilities	18,395	17,521	15,984
Total shareholders' equity	11,044	11,870	9,051	$ 10,552
Dividends received	224	174	276
Revenues	18,448	19,293	17,311
Interest loss	(677)	(670)	(686)
Income tax	(1,709)	1,373	381
Operating profit	1,740	1,480	(1,248)
Net income	(799)	2,393	(1,277)
Other comprehensive income	(22)	424	(221)
Total comprehensive income	(821)	2,817	(1,498)
YPF EE [member]
Disclosure of YPF EE [Line Items]
Total non-current assets	2,219	2,147	2,102
Cash and cash equivalents	204	240	114
Other current assets	222	243	152
Total current assets	426	483	266
TOTAL ASSETS	2,645	2,630	2,368
Financial liabilities (excluding "Accounts payable", "Provisions" and "Other liabilities"items)	786	736	720
Other non-current liabilities	175	64	204
Total non-current liabilities	961	800	924
Financial liabilities (excluding "Accounts payable", "Provisions" and "Other liabilities "items)	234	291	188
Other current liabilities	186	213	143
Total current liabilities	420	504	331
Total liabilities	1,381	1,304	1,255
Total shareholders' equity	1,264	1,326	1,113
Dividends received	$ 36	$ 36	$ 35
Closing exchange rates | Rate	1,450.5	1,030.5	806.95
Revenues	$ 655	$ 534	$ 531
Interest income	13	31	42
Depreciation and Amortization	(176)	(161)	(143)
Interest loss	(63)	(66)	(56)
Income tax	(208)	195	(266)
Operating profit	272	120	273
Net income	5	276	(53)
Other comprehensive income	449	292	2,414
Total comprehensive income	$ 454	$ 568	$ 2,361
Average exchange rates | Rate	1,242.09	914.67	294.95